UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	6/30/2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Capital Preservation Fund
June 30, 2018

Capital Preservation - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY NOTES(1) — 30.5%
U.S. Treasury Notes, 0.75%, 7/31/18	115,000,000	114,892,790
U.S. Treasury Notes, 1.375%, 7/31/18	175,000,000	174,927,368
U.S. Treasury Notes, 1.50%, 8/31/18	90,000,000	89,931,085
U.S. Treasury Notes, 1.375%, 9/30/18	25,000,000	24,964,593
U.S. Treasury Notes, 1.25%, 10/31/18	100,000,000	99,758,162
U.S. Treasury Notes, VRN, 1.91%, 7/2/18, resets daily off the 3-month USBMMY	10,000,000	9,995,067
U.S. Treasury Notes, VRN, 1.94%, 7/2/18, resets dailly off the 3-month USBMMY plus 0.03%	30,000,000	30,000,208
U.S. Treasury Notes, VRN, 1.96%, 7/2/18, resets daily off the 3-month USBMMY plus 0.05%	5,000,000	4,999,867
U.S. Treasury Notes, VRN, 1.97%, 7/2/18, resets daily off the 3-month USBMMY plus 0.06%	7,182,000	7,181,994
U.S. Treasury Notes, VRN, 2.08%, 7/2/18, resets daily off the 3-month USBMMY plus 0.17%	15,000,000	15,000,200
U.S. Treasury Notes, VRN, 2.08%, 7/2/18, resets daily off the 3-month USBMMY plus 0.17%	50,000,000	50,000,684
U.S. Treasury STRIPS - COUPON, 1.30%, 8/15/18	10,000,000	9,984,095
TOTAL U.S. TREASURY NOTES		631,636,113
U.S. TREASURY BILLS(1) — 65.1%
U.S. Treasury Bills, 1.79%, 7/5/18	250,000,000	249,951,167
U.S. Treasury Bills, 1.75%, 7/12/18	200,000,000	199,895,271
U.S. Treasury Bills, 1.81%, 7/19/18	170,425,000	170,274,221
U.S. Treasury Bills, 1.87%, 7/26/18	75,000,000	74,904,688
U.S. Treasury Bills, 1.87%, 8/2/18	150,000,000	149,755,333
U.S. Treasury Bills, 1.93%, 8/16/18	54,910,000	54,777,392
U.S. Treasury Bills, 1.95%, 9/6/18	125,347,500	124,901,924
U.S. Treasury Bills, 1.95%, 9/13/18	8,200,000	8,167,806
U.S. Treasury Bills, 1.93%, 9/20/18	125,000,000	124,468,437
U.S. Treasury Bills, 1.94%, 9/27/18	125,000,000	124,419,444
U.S. Treasury Bills, 2.13%, 12/20/18	50,000,000	49,504,306
U.S. Treasury Bills, 2.13%, 12/27/18	20,000,000	19,793,653
TOTAL U.S. TREASURY BILLS		1,350,813,642
TOTAL INVESTMENT SECURITIES — 95.6%		1,982,449,755
OTHER ASSETS AND LIABILITIES — 4.4%		91,485,069
TOTAL NET ASSETS — 100.0%		$2,073,934,824

NOTES TO SCHEDULE OF INVESTMENTS
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Ginnie Mae Fund
June 30, 2018

Ginnie Mae - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 106.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(2) — 7.6%
GNMA, VRN, 2.00%, 7/20/18	39,580,052	38,947,661
GNMA, VRN, 2.50%, 7/20/18	7,939,843	7,898,569
GNMA, VRN, 2.625%, 7/20/18	6,869,286	7,149,455
GNMA, VRN, 2.75%, 7/20/18	3,242,732	3,366,999
GNMA, VRN, 3.125%, 7/20/18	4,206,899	4,367,368
GNMA, VRN, 3.375%, 7/20/18	5,264,318	5,463,602
		67,193,654
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 98.5%
GNMA, 2.50%, 6/20/46 to 7/20/46	38,535,399	36,583,803
GNMA, 3.00%, 7/19/18(3)	150,000,000	146,715,814
GNMA, 3.00%, 2/20/43 to 7/20/45	33,374,379	32,933,152
GNMA, 3.50%, 7/19/18(3)	52,500,000	52,688,670
GNMA, 3.50%, 12/20/41 to 4/20/46	263,026,999	265,638,119
GNMA, 4.00%, 7/19/18(3)	50,000,000	51,237,306
GNMA, 4.00%, 12/20/39 to 5/15/42	91,614,333	94,641,320
GNMA, 4.50%, 7/15/33 to 3/20/42	59,544,103	62,795,398
GNMA, 5.00%, 6/15/33 to 5/20/41	48,928,350	52,193,722
GNMA, 5.50%, 4/15/33 to 8/15/39	50,068,050	54,449,573
GNMA, 6.00%, 2/20/26 to 2/20/39	21,145,199	23,404,329
GNMA, 6.50%, 9/20/23 to 11/15/38	2,916,614	3,273,235
GNMA, 7.00%, 12/20/25 to 12/20/29	542,700	617,344
GNMA, 7.25%, 4/15/23 to 6/15/23	24,873	25,090
GNMA, 7.50%, 12/20/23 to 2/20/31	118,805	141,290
GNMA, 7.75%, 11/15/22	3,595	3,604
GNMA, 7.77%, 4/15/20 to 6/15/20	39,359	39,626
GNMA, 7.89%, 9/20/22	5,063	5,073
GNMA, 8.00%, 11/15/21 to 7/20/30	414,971	428,588
GNMA, 8.25%, 4/20/21 to 2/15/22	89,672	90,240
GNMA, 8.50%, 11/15/19 to 12/15/30	303,939	324,531
GNMA, 8.75%, 6/20/21 to 7/15/27	48,310	48,693
GNMA, 9.00%, 7/15/18 to 12/15/24	82,728	84,329
GNMA, 9.25%, 9/15/21 to 3/15/25	33,049	33,375
GNMA, 9.50%, 11/15/19 to 7/20/25	93,423	94,457
GNMA, 9.75%, 12/15/18 to 11/20/21	25,779	26,125
GNMA, 10.00%, 1/15/21 to 8/15/21	470	474
GNMA, 10.25%, 2/15/19	783	786
GNMA, 10.50%, 4/20/19	2	2
GNMA, 11.00%, 9/15/18 to 6/15/20	7,932	7,963
		878,526,031
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $956,431,036)		945,719,685
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 9.7%
GNMA, Series 2000-22, Class FG, VRN, 2.29%, 7/16/18, resets monthly off the 1-month LIBOR plus 0.20%	1,455	1,455

GNMA, Series 2001-59, Class FD, VRN, 2.59%, 7/16/18, resets monthly off the 1-month LIBOR plus 0.50%	344,785	347,439
GNMA, Series 2001-62, Class FB, VRN, 2.59%, 7/16/18, resets monthly off the 1-month LIBOR plus 0.50%	731,276	736,945
GNMA, Series 2002-13, Class FA, VRN, 2.59%, 7/16/18, resets monthly off the 1-month LIBOR plus 0.50%	477,472	477,530
GNMA, Series 2002-24, Class FA, VRN, 2.59%, 7/16/18, resets monthly off the 1-month LIBOR plus 0.50%	1,032,776	1,041,384
GNMA, Series 2002-29, Class FA SEQ, VRN, 2.43%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.35%	405,464	406,845
GNMA, Series 2002-31, Class FW, VRN, 2.49%, 7/16/18, resets monthly off the 1-month LIBOR plus 0.40%	294,138	295,863
GNMA, Series 2003-110, Class F, VRN, 2.48%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.40%	1,386,406	1,390,014
GNMA, Series 2003-42, Class FW, VRN, 2.43%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.35%	559,133	559,339
GNMA, Series 2003-66, Class HF, VRN, 2.53%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.45%	797,396	803,169
GNMA, Series 2004-39, Class XF SEQ, VRN, 2.34%, 7/16/18, resets monthly off the 1-month LIBOR plus 0.25%	416,086	416,388
GNMA, Series 2004-76, Class F, VRN, 2.48%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.40%	1,197,135	1,200,116
GNMA, Series 2005-13, Class FA, VRN, 2.28%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.20%	2,971,809	2,937,673
GNMA, Series 2007-5, Class FA, VRN, 2.22%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.14%	2,830,293	2,825,721
GNMA, Series 2007-58, Class FC, VRN, 2.58%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.50%	1,820,177	1,828,527
GNMA, Series 2007-74, Class FL, VRN, 2.55%, 7/16/18, resets monthly off the 1-month LIBOR plus 0.46%	4,188,178	4,205,163
GNMA, Series 2008-18, Class FH, VRN, 2.68%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.60%	2,488,386	2,497,270
GNMA, Series 2008-2, Class LF, VRN, 2.54%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.46%	1,924,304	1,931,436
GNMA, Series 2008-27, Class FB, VRN, 2.63%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.55%	4,222,255	4,259,105
GNMA, Series 2008-61, Class KF, VRN, 2.75%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.67%	2,105,112	2,128,895
GNMA, Series 2008-73, Class FK, VRN, 2.84%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.76%	2,887,010	2,927,647
GNMA, Series 2008-75, Class F, VRN, 2.61%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.53%	3,398,694	3,430,672
GNMA, Series 2008-88, Class UF, VRN, 3.08%, 7/20/18, resets monthly off the 1-month LIBOR plus 1.00%	1,886,256	1,930,173
GNMA, Series 2009-109, Class FA, VRN, 2.49%, 7/16/18, resets monthly off the 1-month LIBOR plus 0.40%	31,615	31,618
GNMA, Series 2009-127, Class FA, VRN, 2.63%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.55%	2,706,079	2,730,948
GNMA, Series 2009-76, Class FB, VRN, 2.69%, 7/16/18, resets monthly off the 1-month LIBOR plus 0.60%	1,821,951	1,836,849
GNMA, Series 2009-92, Class FJ, VRN, 2.77%, 7/16/18, resets monthly off the 1-month LIBOR plus 0.68%	1,192,844	1,209,852
GNMA, Series 2010-14, Class QF, VRN, 2.54%, 7/16/18, resets monthly off the 1-month LIBOR plus 0.45%	8,844,800	8,877,248
GNMA, Series 2010-25, Class FB, VRN, 2.64%, 7/16/18, resets monthly off the 1-month LIBOR plus 0.55%	6,847,846	6,913,746
GNMA, Series 2012-105, Class FE, VRN, 2.38%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.30%	5,814,425	5,825,609
GNMA, Series 2015-111, Class FK, VRN, 2.18%, 7/1/18, resets monthly off the 1-month LIBOR plus 0.20%	6,924,194	6,903,060
GNMA, Series 2015-80, Class YF, VRN, 2.52%, 7/16/18, resets monthly off the 1-month LIBOR plus 0.43%	10,245,467	10,277,515
GNMA, Series 2016-68, Class MF, VRN, 2.28%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.30%	3,470,953	3,471,573
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $86,598,209)		86,656,787
TEMPORARY CASH INVESTMENTS(4) — 12.1%
Federal Home Loan Bank Discount Notes, 1.66%, 7/2/18(5)	36,496,000	36,496,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $39,880,474), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $39,081,079)		39,075,380
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $33,221,822), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $32,571,443)		32,569,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	222,451	222,451
TOTAL TEMPORARY CASH INVESTMENTS (Cost $108,361,178)		108,362,831
TOTAL INVESTMENT SECURITIES — 127.9% (Cost $1,151,390,423)		1,140,739,303
OTHER ASSETS AND LIABILITIES(6) — (27.9)%		(249,162,651)
TOTAL NET ASSETS — 100.0%		$891,576,652

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(3)	Forward commitment. Settlement date is indicated.

(4)	Category includes collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $444,000.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	945,719,685	—
U.S. Government Agency Collateralized Mortgage Obligations	—	86,656,787	—
Temporary Cash Investments	222,451	108,140,380	—
	222,451	1,140,516,852	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
June 30, 2018

Government Bond - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 45.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(2) — 11.4%
FHLMC, VRN, 2.07%, 7/15/18	1,885,625	1,885,785
FHLMC, VRN, 2.31%, 7/15/18	2,035,059	2,005,806
FHLMC, VRN, 2.37%, 7/15/18	1,655,729	1,645,035
FHLMC, VRN, 2.46%, 7/15/18	1,783,939	1,814,778
FHLMC, VRN, 2.49%, 7/15/18	8,042,155	8,240,439
FHLMC, VRN, 2.59%, 7/15/18	1,644,720	1,640,286
FHLMC, VRN, 2.66%, 7/15/18	1,728,212	1,817,407
FHLMC, VRN, 2.71%, 7/15/18	11,160,252	11,423,953
FHLMC, VRN, 2.85%, 7/15/18	2,228,062	2,218,173
FHLMC, VRN, 3.08%, 7/15/18	2,264,228	2,271,840
FHLMC, VRN, 3.18%, 7/15/18	1,255,793	1,263,629
FHLMC, VRN, 3.33%, 7/15/18	1,236,490	1,302,475
FHLMC, VRN, 3.50%, 7/15/18	481,319	499,300
FHLMC, VRN, 3.63%, 7/15/18	809,914	854,809
FHLMC, VRN, 3.63%, 7/15/18	688,591	726,956
FHLMC, VRN, 3.75%, 7/15/18	474,231	500,540
FHLMC, VRN, 3.79%, 7/15/18	1,260,407	1,300,057
FHLMC, VRN, 4.00%, 7/15/18	514,103	542,582
FHLMC, VRN, 4.08%, 7/15/18	244,075	250,748
FHLMC, VRN, 4.13%, 7/15/18	234,084	246,217
FHLMC, VRN, 4.23%, 7/15/18	218,046	229,496
FNMA, VRN, 2.37%, 7/25/18	1,082,364	1,082,723
FNMA, VRN, 2.62%, 7/25/18	2,187,782	2,178,127
FNMA, VRN, 2.62%, 7/25/18	2,819,359	2,902,720
FNMA, VRN, 2.70%, 7/25/18	4,237,203	4,216,674
FNMA, VRN, 2.73%, 7/25/18	2,476,790	2,482,993
FNMA, VRN, 2.79%, 7/25/18	1,569,253	1,570,319
FNMA, VRN, 2.79%, 7/25/18	3,642,323	3,630,582
FNMA, VRN, 2.80%, 7/25/18	875,985	918,516
FNMA, VRN, 2.99%, 7/25/18	1,237,967	1,247,301
FNMA, VRN, 3.18%, 7/25/18	2,661,360	2,662,392
FNMA, VRN, 3.19%, 7/25/18	1,677,192	1,674,773
FNMA, VRN, 3.25%, 7/25/18	1,715,533	1,732,757
FNMA, VRN, 3.33%, 7/25/18	1,730,091	1,756,426
FNMA, VRN, 3.40%, 7/25/18	1,044,779	1,082,946
FNMA, VRN, 3.45%, 7/25/18	1,307,781	1,349,390
FNMA, VRN, 3.50%, 7/25/18	930,049	976,156
FNMA, VRN, 3.54%, 7/25/18	783,805	812,939
FNMA, VRN, 3.56%, 7/25/18	277,897	290,746
FNMA, VRN, 3.56%, 7/25/18	581,371	601,025
FNMA, VRN, 3.65%, 7/25/18	890,849	939,183
FNMA, VRN, 3.66%, 7/25/18	790,028	819,350
FNMA, VRN, 3.68%, 7/25/18	170,971	179,441

FNMA, VRN, 3.72%, 7/25/18	863,217	894,197
GNMA, VRN, 2.75%, 7/20/18	692,221	718,853
GNMA, VRN, 3.125%, 7/20/18	171,504	174,748
GNMA, VRN, 3.125%, 7/20/18	459,997	470,849
GNMA, VRN, 3.125%, 7/20/18	750,757	773,858
GNMA, VRN, 3.125%, 7/20/18	228,668	234,311
GNMA, VRN, 3.375%, 7/20/18	509,496	528,652
GNMA, VRN, 3.375%, 7/20/18	921,075	955,789
GNMA, VRN, 3.625%, 7/20/18	551,445	566,536
		83,105,583
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 34.4%
FHLMC, 4.50%, 1/1/19	13,862	13,970
FHLMC, 5.00%, 5/1/23	1,118,324	1,162,946
FHLMC, 5.50%, 10/1/34	275,854	298,907
FHLMC, 5.50%, 4/1/38	2,101,607	2,272,292
FHLMC, 4.00%, 12/1/40	1,446,091	1,486,967
FHLMC, 3.00%, 2/1/43	8,589,641	8,385,947
FNMA, 3.00%, 7/12/18(3)	42,500,000	41,161,914
FNMA, 3.50%, 7/12/18(3)	24,160,000	24,040,916
FNMA, 4.50%, 5/1/19	99,374	100,120
FNMA, 5.00%, 9/1/20	35,015	35,725
FNMA, 4.50%, 11/1/20	18,297	18,434
FNMA, 6.50%, 3/1/32	70,725	78,512
FNMA, 7.00%, 6/1/32	81,679	91,448
FNMA, 6.50%, 8/1/32	75,781	83,935
FNMA, 5.50%, 7/1/33	533,358	579,659
FNMA, 5.00%, 11/1/33	3,129,119	3,362,935
FNMA, 6.00%, 12/1/33	1,900,170	2,085,597
FNMA, 5.50%, 8/1/34	2,158,688	2,347,368
FNMA, 5.50%, 9/1/34	154,139	165,229
FNMA, 5.50%, 10/1/34	1,172,757	1,276,531
FNMA, 5.00%, 8/1/35	361,850	387,457
FNMA, 5.50%, 1/1/36	2,381,128	2,583,602
FNMA, 5.00%, 2/1/36	223,787	239,798
FNMA, 5.50%, 4/1/36	570,052	618,759
FNMA, 5.00%, 5/1/36	981,869	1,052,119
FNMA, 5.50%, 12/1/36	330,557	358,341
FNMA, 5.50%, 2/1/37	1,247,649	1,352,057
FNMA, 6.50%, 8/1/37	160,099	171,992
FNMA, 6.00%, 9/1/37	445,215	489,671
FNMA, 6.00%, 11/1/37	2,165,078	2,383,225
FNMA, 6.00%, 9/1/38	130,581	134,928
FNMA, 4.50%, 2/1/39	1,046,977	1,101,573
FNMA, 4.50%, 4/1/39	695,038	732,793
FNMA, 4.50%, 5/1/39	1,777,147	1,873,610
FNMA, 6.50%, 5/1/39	1,510,251	1,718,987
FNMA, 4.50%, 10/1/39	3,034,617	3,199,538
FNMA, 4.50%, 3/1/40	4,547,812	4,786,734
FNMA, 4.00%, 10/1/40	3,113,775	3,202,818

FNMA, 4.50%, 11/1/40	2,643,219	2,782,096
FNMA, 4.50%, 6/1/41	3,120,403	3,284,359
FNMA, 4.00%, 8/1/41	3,002,289	3,091,006
FNMA, 4.50%, 9/1/41	1,510,223	1,587,109
FNMA, 3.50%, 10/1/41	3,570,732	3,583,478
FNMA, 4.00%, 12/1/41	6,905,911	7,095,594
FNMA, 3.50%, 5/1/42	2,207,000	2,214,876
FNMA, 3.50%, 6/1/42	2,144,178	2,151,810
FNMA, 3.50%, 9/1/42	1,811,917	1,809,061
FNMA, 3.50%, 12/1/42	3,787,072	3,795,796
FNMA, 3.50%, 11/1/45	3,476,457	3,471,095
FNMA, 3.50%, 11/1/45	3,407,162	3,401,907
FNMA, 4.00%, 11/1/45	4,968,844	5,074,404
FNMA, 4.00%, 2/1/46	6,294,103	6,423,686
FNMA, 3.50%, 3/1/46	4,091,116	4,084,179
FNMA, 4.00%, 4/1/46	14,363,903	14,669,102
FNMA, 3.50%, 5/1/46	4,114,613	4,107,635
FNMA, 6.50%, 8/1/47	29,349	31,453
FNMA, 6.50%, 9/1/47	37,299	39,796
FNMA, 6.50%, 9/1/47	2,236	2,391
FNMA, 6.50%, 9/1/47	19,612	20,933
FNMA, 6.00%, 4/1/48	317,245	335,830
GNMA, 5.50%, 12/20/38	1,276,650	1,368,967
GNMA, 6.00%, 1/20/39	361,780	400,526
GNMA, 5.00%, 3/20/39	1,867,412	2,001,419
GNMA, 5.50%, 3/20/39	726,847	781,596
GNMA, 5.50%, 4/20/39	1,256,523	1,349,464
GNMA, 4.50%, 1/15/40	1,144,767	1,211,017
GNMA, 4.00%, 11/20/40	5,205,843	5,384,522
GNMA, 4.00%, 12/15/40	1,108,189	1,142,310
GNMA, 4.50%, 7/20/41	4,608,708	4,848,993
GNMA, 3.50%, 6/20/42	6,814,503	6,901,784
GNMA, 3.50%, 7/20/42	5,195,130	5,256,906
GNMA, 4.50%, 8/20/42	3,881,413	4,080,662
GNMA, 4.00%, 9/20/45	6,720,077	6,941,974
GNMA, 3.50%, 4/20/46	3,409,057	3,428,597
GNMA, 2.50%, 6/20/46	8,502,425	8,071,914
GNMA, 2.50%, 7/20/46	11,073,906	10,512,852
		252,178,453
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $339,997,043)		335,284,036
U.S. TREASURY SECURITIES AND EQUIVALENTS — 29.2%
Iraq Government AID Bond, 2.15%, 1/18/22	2,600,000	2,557,719
U.S. Treasury Bonds, 8.125%, 8/15/21	10,747,000	12,508,081
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	8,330,000
U.S. Treasury Bonds, 3.50%, 2/15/39	3,000,000	3,265,019
U.S. Treasury Bonds, 4.375%, 11/15/39	2,200,000	2,699,297
U.S. Treasury Bonds, 4.375%, 5/15/41	1,500,000	1,850,977
U.S. Treasury Bonds, 3.125%, 11/15/41	3,100,000	3,182,223
U.S. Treasury Bonds, 3.125%, 2/15/42	3,000,000	3,078,750

U.S. Treasury Bonds, 3.00%, 5/15/42	4,000,000	4,019,687
U.S. Treasury Bonds, 2.75%, 11/15/42	2,840,000	2,728,452
U.S. Treasury Bonds, 2.875%, 5/15/43	5,140,000	5,044,729
U.S. Treasury Bonds, 3.125%, 8/15/44	13,500,000	13,842,773
U.S. Treasury Bonds, 3.00%, 11/15/44	10,200,000	10,229,086
U.S. Treasury Bonds, 2.50%, 2/15/45	7,600,000	6,924,016
U.S. Treasury Bonds, 3.00%, 5/15/45	7,300,000	7,323,098
U.S. Treasury Bonds, 3.00%, 11/15/45	2,500,000	2,506,934
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	6,794,970	6,511,492
U.S. Treasury Notes, VRN, 1.98%, 7/2/18, resets daily off the 3-month USBMMY plus 0.07%	5,000,000	5,004,300
U.S. Treasury Notes, 1.75%, 9/30/19(4)	11,000,000	10,908,906
U.S. Treasury Notes, 1.375%, 2/29/20(4)	1,000,000	981,660
U.S. Treasury Notes, 1.50%, 5/15/20	5,000,000	4,907,422
U.S. Treasury Notes, 1.50%, 5/31/20	26,000,000	25,501,836
U.S. Treasury Notes, 2.50%, 5/31/20	11,000,000	10,995,488
U.S. Treasury Notes, 3.625%, 2/15/21	2,500,000	2,564,160
U.S. Treasury Notes, 2.375%, 3/15/21	10,000,000	9,939,648
U.S. Treasury Notes, 1.875%, 1/31/22	5,000,000	4,863,574
U.S. Treasury Notes, 1.75%, 5/15/22	14,000,000	13,516,836
U.S. Treasury Notes, 2.00%, 2/15/23	15,000,000	14,531,543
U.S. Treasury Notes, 2.75%, 11/15/23	5,000,000	4,998,144
U.S. Treasury Notes, 2.125%, 5/15/25	3,000,000	2,870,801
U.S. Treasury Notes, 2.25%, 11/15/25	1,200,000	1,154,133
U.S. Treasury Notes, 2.75%, 2/15/28	5,000,000	4,956,055
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $213,133,125)		214,296,839
COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 24.2%
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	26,088	26,101
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	42,446	42,495
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	241,300	241,545
FHLMC, Series 2812, Class MF, VRN, 2.52%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.45%	2,462,030	2,478,472
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	1,622,416	1,680,574
FHLMC, Series 3149, Class LF, VRN, 2.37%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.30%	6,891,434	6,883,901
FHLMC, Series 3153, Class FJ, VRN, 2.45%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.38%	2,229,616	2,234,849
FHLMC, Series 3397, Class GF, VRN, 2.57%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.50%	1,049,557	1,054,513
FHLMC, Series 3417, Class FA, VRN, 2.57%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.50%	1,592,570	1,602,662
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	11,104,439	11,357,318
FHLMC, Series 3810, Class QB SEQ, 3.50%, 2/15/26	4,694,709	4,776,386
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	4,359,486	4,316,782
FHLMC, Series K039, Class A2, SEQ, 3.30%, 7/25/24	12,510,000	12,630,254
FHLMC, Series K041, Class A2, SEQ, 3.17%, 10/25/24	15,000,000	15,032,172
FHLMC, Series K716, Class A2, SEQ, 3.13%, 6/25/21	7,000,000	7,023,024
FHLMC, Series K722, Class A1, SEQ, 2.18%, 5/25/22	4,846,687	4,733,292
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	7,900,000	7,855,713
FHLMC, Series K726, Class A2, SEQ, 2.91%, 4/25/24	6,900,000	6,815,912
FHLMC, Series KF29, Class A, VRN, 2.36%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.36%	3,814,929	3,823,268
FHLMC, Series KF31, Class A, VRN, 2.37%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.37%	4,859,820	4,873,660
FHLMC, Series KF32, Class A, VRN, 2.37%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.37%	3,564,325	3,574,488
FHLMC, Series KIR1, Class A2, SEQ, 2.85%, 3/25/26	9,600,000	9,265,414
FHLMC, Series KIR3, Class A2 SEQ, 3.28%, 8/25/27	5,000,000	4,936,313

FHLMC, Series KP03, Class A2 SEQ, 1.78%, 7/25/19	1,978,813	1,962,783
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	32,068	32,087
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	49,993	49,996
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	47,410	47,367
FNMA, Series 2005-103, Class FP, VRN, 2.39%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.30%	2,361,883	2,352,332
FNMA, Series 2007-36, Class FB, VRN, 2.49%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.40%	255,824	256,646
FNMA, Series 2008-9, Class FA, VRN, 2.59%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.50%	7,190,884	7,256,070
FNMA, Series 2009-89, Class FD, VRN, 2.69%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.60%	1,327,518	1,339,980
FNMA, Series 2014-M12, Class ASV2, SEQ, VRN, 2.61%, 7/25/18(2)	11,981,522	11,866,253
FNMA, Series 2015-M12, Class FA, VRN, 2.29%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.34%	5,109,255	5,107,555
FNMA, Series 2015-M8, Class FA, VRN, 2.12%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.17%	2,669,156	2,667,993
FNMA, Series 2016-11, Class FB, VRN, 2.46%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.55%	4,431,313	4,464,164
FNMA, Series 2016-M13, Class FA, VRN, 2.62%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.67%	3,585,081	3,600,407
FNMA, Series 2016-M2, Class FA, VRN, 2.80%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.85%	3,279,117	3,303,805
FNMA, Series 2017-M3, Class A2, SEQ, VRN, 2.57%, 7/25/18(2)	9,000,000	8,420,410
GNMA, Series 2007-5, Class FA, VRN, 2.22%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.14%	719,408	718,246
GNMA, Series 2008-18, Class FH, VRN, 2.68%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.60%	1,339,900	1,344,684
GNMA, Series 2010-14, Class QF, VRN, 2.54%, 7/16/18, resets monthly off the 1-month LIBOR plus 0.45%	3,830,919	3,844,973
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	1,422,181	1,453,799
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $179,641,795)		177,348,658
U.S. GOVERNMENT AGENCY SECURITIES — 3.3%
FNMA, 2.125%, 4/24/26	3,100,000	2,906,083
FNMA, 6.625%, 11/15/30	15,700,000	21,150,443
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $23,382,860)		24,056,526
TEMPORARY CASH INVESTMENTS(5) — 7.1%
Federal Home Loan Bank Discount Notes, 1.66%, 7/2/18(6)	39,590,000	39,590,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,837	11,837
U.S. Treasury Bills, 2.24%, 4/25/19(6)	7,500,000	7,363,643
U.S. Treasury Bills, 2.33%, 6/20/19(6)	5,000,000	4,889,933
TOTAL TEMPORARY CASH INVESTMENTS (Cost $51,854,578)		51,855,413
TOTAL INVESTMENT SECURITIES — 109.6% (Cost $808,009,401)		802,841,472
OTHER ASSETS AND LIABILITIES(7) — (9.6)%		(70,330,232)
TOTAL NET ASSETS — 100.0%		$732,511,240

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	10	September 2018	$2,000,000	$2,118,281	$1,071
U.S. Treasury 5-Year Notes	10	September 2018	$1,000,000	1,136,172	(2,210)
U.S. Treasury 10-Year Notes	45	September 2018	$4,500,000	5,408,438	10,477
				$8,662,891	$9,338

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	11/15/26	$6,000,000	$565	$62,900	$63,465
CPURNSA	Receive	2.28%	11/16/26	$6,000,000	565	43,499	44,064
CPURNSA	Receive	2.27%	11/21/26	$7,000,000	575	53,283	53,858
					$1,705	$159,682	$161,387

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(3)	Forward commitment. Settlement date is indicated.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, future contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,149,463.

(5)	Category includes collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $270,000.

(6)	The rate indicated is the yield to maturity at purchase.

(7)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	335,284,036	—
U.S. Treasury Securities and Equivalents	—	214,296,839	—
Collateralized Mortgage Obligations	—	177,348,658	—
U.S. Government Agency Securities	—	24,056,526	—
Temporary Cash Investments	11,837	51,843,576	—
	11,837	802,829,635	—
Other Financial Instruments
Futures Contracts	11,548	—	—
Swap Agreements	—	161,387	—
	11,548	161,387	—
Liabilities
Other Financial Instruments
Futures Contracts	2,210	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
June 30, 2018

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 82.7%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26		138,812,975	152,131,302
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		102,915,032	117,073,886
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28		65,236,490	71,305,952
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28		47,618,363	60,502,121
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		29,209,512	34,348,209
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29		30,942,681	40,822,963
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32		17,293,570	23,106,276
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		44,078,107	55,464,785
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41		47,143,100	59,749,485
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		74,382,821	72,698,552
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		49,274,379	46,684,719
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		94,261,031	105,331,410
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		38,893,586	37,772,860
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		49,619,268	49,672,165
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19		4,518,283	4,592,205
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21		54,474,922	55,193,988
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21		58,149,850	57,270,220
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21		105,920,233	106,342,053
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22		166,012,644	163,217,815
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22		28,334,900	27,760,675
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22		101,119,520	99,463,808
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23		135,700,000	132,688,182
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23		75,660,762	75,547,934
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23		99,814,725	98,935,986
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24		109,540,860	109,428,680
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24		69,439,398	67,520,944
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		88,571,574	86,173,414
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25(1)		135,709,045	150,519,947
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25		57,270,972	56,279,535
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26		88,162,888	87,707,146
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26		13,589,940	13,022,984
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28		21,079,303	20,626,701
TOTAL U.S. TREASURY SECURITIES (Cost $2,276,358,542)			2,338,956,902
SOVEREIGN GOVERNMENTS AND AGENCIES — 6.5%
Colombia — 0.2%
Colombia Government International Bond, 8.125%, 5/21/24		$3,900,000	4,694,625
Hungary — 1.0%
Hungary Government Bond, 3.00%, 10/27/27	HUF	8,230,000,000	27,872,431
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24		$4,200,000	4,205,250
Mexico — 2.1%
Mexican Bonos, 10.00%, 11/20/36	MXN	959,500,000	59,589,708
Panama — 0.1%
Panama Government International Bond, 9.375%, 4/1/29		$2,000,000	2,810,000
Russia — 0.2%
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		4,000,000	6,528,436

Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(2)		3,000,000	2,884,800
South Africa — 2.7%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	467,600,000	33,447,708
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	279,710,000	22,353,065
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	307,000,000	20,434,350
			76,235,123
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $203,279,896)			184,820,373
CORPORATE BONDS — 3.7%
Banks — 0.2%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(2)		$1,000,000	929,037
Branch Banking & Trust Co., 3.80%, 10/30/26		650,000	646,322
Citigroup, Inc., 4.45%, 9/29/27		570,000	561,436
JPMorgan Chase & Co., 3.125%, 1/23/25		990,000	947,299
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(3)		490,000	441,295
U.S. Bank N.A., 2.80%, 1/27/25		500,000	474,209
Wells Fargo & Co., MTN, 3.55%, 9/29/25		500,000	484,992
Wells Fargo & Co., MTN, 4.65%, 11/4/44		250,000	238,504
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(2)		2,000,000	1,783,088
			6,506,182
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		490,000	479,843
Catholic Health Initiatives, 2.95%, 11/1/22		550,000	531,437
			1,011,280
Diversified Financial Services†
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		490,000	486,873
Diversified Telecommunication Services†
Verizon Communications, Inc., 4.40%, 11/1/34		130,000	121,515
Electric Utilities — 0.1%
Minejesa Capital BV, 4.625%, 8/10/30(2)		2,000,000	1,827,306
Food Products†
Kraft Heinz Foods Co., 5.20%, 7/15/45		490,000	478,035
Gas Utilities — 0.4%
Energy Transfer Partners LP, 4.05%, 3/15/25		3,550,000	3,431,139
Enterprise Products Operating LLC, 3.75%, 2/15/25		3,880,000	3,846,605
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		4,000,000	4,259,246
			11,536,990
Health Care Equipment and Supplies†
Becton Dickinson and Co., 3.73%, 12/15/24		250,000	244,411
Hotels, Restaurants and Leisure†
McDonald's Corp., MTN, 3.25%, 6/10/24		500,000	491,106
McDonald's Corp., MTN, 4.60%, 5/26/45		490,000	495,893
			986,999
Insurance†
Chubb INA Holdings, Inc., 3.15%, 3/15/25		1,000,000	969,317
Media — 0.1%
Comcast Corp., 6.40%, 5/15/38		1,500,000	1,779,732
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		779,000	752,837
Warner Media LLC, 2.95%, 7/15/26		750,000	675,166
			3,207,735
Metals and Mining — 0.2%
Novolipetsk Steel via Steel Funding DAC, 4.00%, 9/21/24(2)		2,900,000	2,710,491

Vedanta Resources plc, 6.125%, 8/9/24(2)	4,000,000	3,525,688
		6,236,179
Multi-Utilities — 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	2,000,000	1,910,000
Cometa Energia SA de CV, 6.375%, 4/24/35(2)	5,300,000	5,106,285
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	494,214
Georgia Power Co., 4.30%, 3/15/42	1,000,000	999,489
MidAmerican Energy Co., 4.40%, 10/15/44	690,000	712,339
Potomac Electric Power Co., 3.60%, 3/15/24	500,000	500,684
		9,723,011
Oil, Gas and Consumable Fuels — 1.9%
Anadarko Petroleum Corp., 5.55%, 3/15/26	2,880,000	3,090,320
Cenovus Energy, Inc., 4.25%, 4/15/27	2,300,000	2,218,544
Cimarex Energy Co., 3.90%, 5/15/27	4,800,000	4,615,810
Concho Resources, Inc., 4.375%, 1/15/25	3,880,000	3,899,543
Continental Resources, Inc., 3.80%, 6/1/24	3,790,000	3,700,646
Encana Corp., 6.50%, 2/1/38	2,955,000	3,478,968
Equinor ASA, 2.65%, 1/15/24	495,000	474,843
Gazprom OAO Via Gaz Capital SA, MTN, 7.29%, 8/16/37	1,000,000	1,127,699
Lukoil International Finance BV, 4.75%, 11/2/26(2)	3,200,000	3,175,632
Marathon Oil Corp., 3.85%, 6/1/25	2,000,000	1,969,683
Marathon Oil Corp., 5.20%, 6/1/45	2,000,000	2,111,730
Newfield Exploration Co., 5.375%, 1/1/26	3,510,000	3,606,525
Occidental Petroleum Corp., 4.625%, 6/15/45	980,000	1,026,365
Petrobras Global Finance BV, 5.30%, 1/27/25(2)	4,850,000	4,487,463
Petroleos Mexicanos, 4.625%, 9/21/23	2,700,000	2,668,950
Petroleos Mexicanos, 4.875%, 1/18/24	3,800,000	3,760,746
Petroleos Mexicanos, 6.50%, 3/13/27	5,050,000	5,172,462
Suncor Energy, Inc., 6.50%, 6/15/38	3,350,000	4,161,832
		54,747,761
Paper and Forest Products — 0.1%
Suzano Austria GmbH, 5.75%, 7/14/26(2)	1,500,000	1,521,150
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	1,000,000	959,629
Norfolk Southern Corp., 3.85%, 1/15/24	325,000	328,807
Union Pacific Corp., 3.25%, 1/15/25	490,000	477,025
		1,765,461
Software†
Adobe Systems, Inc., 3.25%, 2/1/25	490,000	482,343
Oracle Corp., 2.65%, 7/15/26	370,000	341,468
		823,811
Wireless Telecommunication Services — 0.1%
Comunicaciones Celulares SA Via Comcel Trust, 6.875%, 2/6/24	700,000	720,003
Millicom International Cellular SA, 5.125%, 1/15/28(2)	3,000,000	2,770,500
		3,490,503
TOTAL CORPORATE BONDS (Cost $109,005,647)		105,684,519
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 2.5%
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 7/1/18(4)	7,100,000	7,320,610
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 7/1/18(4)	8,000,000	8,200,080
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 7/1/18(4)	6,575,000	6,485,054
Commercial Mortgage Trust, Series 2015-3BP, Class A, SEQ, 3.18%, 2/10/35(2)	2,425,000	2,363,667
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 7/1/18(4)	4,500,000	4,539,428

Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(2)	7,165,000	6,736,227
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	8,860,000	8,700,310
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	3,000,000	3,130,772
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	5,700,000	5,364,227
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	6,600,000	6,253,373
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	6,350,000	6,130,659
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	6,500,000	6,266,881
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $74,030,774)		71,491,288
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 1.8%
Private Sponsor Collateralized Mortgage Obligations — 1.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	350,011	352,080
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	817,572	841,986
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	1,226,531	1,232,329
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, 4/1/19, resets annually off the 1-year H15T1Y plus 2.15%	674,193	684,407
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,308,963	1,331,118
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 7/1/18(2)(4)	6,285,000	6,159,824
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 7/1/18(4)	126,139	130,245
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/18(4)	273,377	275,456
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43(2)	2,445,931	2,471,004
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 7/1/18(2)(4)	2,638,277	2,619,207
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 7/1/18(2)(4)	4,802,393	4,855,895
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.83%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.74%	1,439,537	1,422,329
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	1,142,384	1,161,192
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.93%, 7/1/18(4)	3,034,172	3,204,316
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.91%, 7/1/18(4)	5,970,875	6,178,736
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 7/1/18(2)(4)	1,798,295	1,800,969
		34,721,093
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.34%, 7/25/18, resets monthly off the 1-month LIBOR plus 3.25%	8,400,000	9,478,916
FNMA, Series 2014-C02, Class 1M2, VRN, 4.69%, 7/25/18, resets monthly off the 1-month LIBOR plus 2.60%	2,350,000	2,494,607
FNMA, Series 2016-C04, Class 1M2, VRN, 6.34%, 7/25/18, resets monthly off the 1-month LIBOR plus 4.25%	3,000,000	3,397,118
		15,370,641
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,133,677)		50,091,734
ASSET-BACKED SECURITIES(5) — 1.2%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	4,504,702	4,402,133
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	633,040	628,750
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	3,577,956	3,518,858
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(2)	2,552,811	2,505,624
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	2,151,686	2,105,566
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	1,218,091	1,208,753
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/1/18(2)(4)	5,000,000	4,868,796
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 7/1/18(2)(4)	4,695,744	4,638,482
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	8,758,329	8,500,595
TOTAL ASSET-BACKED SECURITIES (Cost $33,129,388)		32,377,557
COLLATERALIZED LOAN OBLIGATIONS(5) — 1.0%
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 7/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)	5,000,000	4,983,743
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(2)	4,125,000	4,122,184

CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.40%(2)	4,000,000	3,964,038
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.32%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)	4,900,000	4,897,214
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(2)	10,500,000	10,446,155
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $28,525,000)		28,413,334
MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	535,000	738,958
Los Angeles Community College District GO, 6.75%, 8/1/49	250,000	365,107
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	250,000	336,302
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	294,155
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	270,000	322,134
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	250,000	328,248
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	125,000	181,274
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	250,000	293,973
TOTAL MUNICIPAL SECURITIES (Cost $2,710,017)		2,860,151
TEMPORARY CASH INVESTMENTS(6) — 0.4%
Credit Agricole Corporate and Investment Bank, 1.91%, 7/2/18(7)	9,539,000	9,537,599
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $1,496,904), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $1,466,899)		1,466,685
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/28, valued at $1,246,805), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $1,222,092)		1,222,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,290	15,290
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,242,480)		12,241,574
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,788,415,421)		2,826,937,432
OTHER ASSETS AND LIABILITIES — 0.1%		3,218,523
TOTAL NET ASSETS — 100.0%		$2,830,155,955

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	7,532,808	USD	5,671,468	Morgan Stanley	9/19/18	$65,961
USD	16,787,780	CHF	16,449,842	UBS AG	9/19/18	65,620
CLP	1,229,240,855	USD	1,938,866	Goldman Sachs & Co.	9/20/18	(57,595)
CLP	30,225,302,395	USD	47,774,199	Goldman Sachs & Co.	9/20/18	(1,516,409)
USD	49,538,614	CLP	31,454,543,250	Goldman Sachs & Co.	9/20/18	1,399,554
USD	766,778	EUR	643,300	JPMorgan Chase Bank N.A.	9/19/18	11,148
HUF	3,001,781,156	USD	10,852,426	UBS AG	9/19/18	(158,888)
USD	24,647,084	HUF	6,686,753,890	UBS AG	9/19/18	826,206
USD	7,835,070	HUF	2,104,186,462	UBS AG	9/19/18	339,121
USD	1,318,832	HUF	356,130,903	UBS AG	9/19/18	50,152
USD	3,955,429	HUF	1,070,615,952	UBS AG	9/19/18	141,469
USD	3,575,729	HUF	967,735,261	UBS AG	9/19/18	128,271
JPY	1,794,736,733	USD	16,488,256	JPMorgan Chase Bank N.A.	9/19/18	(190,386)
USD	2,213,469	JPY	242,199,151	JPMorgan Chase Bank N.A.	9/19/18	14,077
KRW	9,725,623,892	USD	8,825,430	Goldman Sachs & Co.	9/19/18	(71,690)
USD	9,095,318	KRW	9,725,623,892	Goldman Sachs & Co.	9/19/18	341,578
MXN	155,458,206	USD	7,524,292	JPMorgan Chase Bank N.A.	9/19/18	208,882
MXN	26,591,443	USD	1,276,480	JPMorgan Chase Bank N.A.	9/19/18	46,295
MXN	79,880,553	USD	3,824,367	JPMorgan Chase Bank N.A.	9/19/18	149,243
MXN	73,102,648	USD	3,521,882	JPMorgan Chase Bank N.A.	9/19/18	114,565
MXN	52,994,212	USD	2,538,626	JPMorgan Chase Bank N.A.	9/19/18	97,538
USD	74,099,086	MXN	1,536,185,201	JPMorgan Chase Bank N.A.	9/19/18	(2,317,511)
USD	1,595,967	MXN	31,752,881	JPMorgan Chase Bank N.A.	9/19/18	16,439
NOK	87,857,835	USD	10,873,494	Goldman Sachs & Co.	9/19/18	(52,673)
USD	6,550,356	NOK	53,347,413	Goldman Sachs & Co.	9/19/18	(20,063)
PEN	49,438,338	USD	15,050,639	Goldman Sachs & Co.	9/19/18	(37,753)
USD	14,994,946	PEN	49,438,338	Goldman Sachs & Co.	9/19/18	(17,939)
TRY	40,568,404	USD	8,436,284	Goldman Sachs & Co.	9/19/18	106,835
USD	8,249,635	TRY	40,568,404	Goldman Sachs & Co.	9/19/18	(293,484)
ZAR	24,834,652	USD	1,784,868	UBS AG	9/19/18	7,492
USD	5,745,519	ZAR	74,176,374	UBS AG	9/19/18	392,081
USD	79,013,135	ZAR	1,018,044,741	UBS AG	9/19/18	5,539,068
						$5,327,204

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	618	September 2018	USD	61,800,000	$70,215,422	$283,469
U.S. Treasury 10-Year Notes	526	September 2018	USD	52,600,000	63,218,625	344,004
U.S. Treasury 10-Year Ultra Notes	366	September 2018	USD	36,600,000	46,933,781	288,034
					$180,367,828	$915,507

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	1,279	September 2018	EUR	127,900,000	$197,411,256	$(965,550)
Euro-Bund 10-Year Bonds	425	September 2018	EUR	42,500,000	80,676,004	(884,160)
U.K. Gilt 10-Year Bonds	600	September 2018	GBP	60,000,000	97,445,095	(1,061,990)
U.S. Treasury Long Bonds	578	September 2018	USD	57,800,000	83,810,000	(1,175,733)
					$459,342,355	$(4,087,433)

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Goldman Sachs & Co.	BUBOR06M	Receive	0.82%	6/15/20	HUF	3,821,000,000	$80,391
Goldman Sachs & Co.	BUBOR06M	Receive	0.82%	6/18/20	HUF	5,893,000,000	125,772
Morgan Stanley	BUBOR06M	Receive	0.82%	6/15/20	HUF	2,726,000,000	55,814
Morgan Stanley	BUBOR06M	Receive	0.97%	6/21/20	HUF	2,885,000,000	34,864
							$296,841

*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	11/15/26	$1,500,000	$516	$15,350	$15,866
CPURNSA	Receive	2.28%	11/16/26	$1,500,000	516	10,500	11,016
					$1,032	$25,850	$26,882

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.51%	3/30/19	$8,700,000	$(700,235)
Bank of America N.A.	CPURNSA	Receive	2.66%	12/4/19	$5,000,000	(507,313)
Bank of America N.A.	CPURNSA	Receive	2.62%	3/18/20	$50,000,000	(4,847,512)
Bank of America N.A.	CPURNSA	Receive	1.41%	8/27/20	$12,800,000	362,117
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$4,500,000	(494,907)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$11,000,000	(668,891)
Bank of America N.A.	CPURNSA	Receive	2.14%	7/2/25	$24,500,000	194,513
Bank of America N.A.	CPURNSA	Receive	1.79%	8/27/25	$15,000,000	580,168
Bank of America N.A.	CPURNSA	Receive	2.26%	11/15/26	$10,000,000	88,994
Bank of America N.A.	CPURNSA	Receive	2.29%	11/16/26	$10,000,000	63,437
Bank of America N.A.	CPURNSA	Receive	2.28%	11/21/26	$9,500,000	69,484
Bank of America N.A.	CPURNSA	Receive	2.24%	4/11/27	$14,000,000	105,925
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$13,000,000	125,828
Bank of America N.A.	CPURNSA	Receive	2.24%	4/28/27	$17,500,000	145,788
Barclays Bank plc	CPURNSA	Receive	1.71%	2/5/20	$39,000,000	180,728
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$16,300,000	(1,096,690)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$10,000,000	(416,887)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$15,000,000	(540,523)
Barclays Bank plc	CPURNSA	Receive	2.28%	11/16/26	$12,000,000	83,256
Barclays Bank plc	CPURNSA	Receive	2.26%	11/21/26	$12,000,000	102,603
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	(4,163,527)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(2,623,993)
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$12,300,000	127,691
						$(13,829,946)

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
BUBOR06M	-	6-month Budapest Interbank Offered Rate
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
TRY	-	Turkish Lira
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $20,361,280.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $118,519,124, which represented 4.2% of total net assets.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $480,000.

(7)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	2,338,956,902	—
Sovereign Governments and Agencies	—	184,820,373	—
Corporate Bonds	—	105,684,519	—
Commercial Mortgage-Backed Securities	—	71,491,288	—
Collateralized Mortgage Obligations	—	50,091,734	—
Asset-Backed Securities	—	32,377,557	—
Collateralized Loan Obligations	—	28,413,334	—
Municipal Securities	—	2,860,151	—
Temporary Cash Investments	15,290	12,226,284	—
	15,290	2,826,922,142	—
Other Financial Instruments
Futures Contracts	915,507	—	—
Swap Agreements	—	2,554,255	—
Forward Foreign Currency Exchange Contracts	—	10,061,595	—
	915,507	12,615,850	—

Liabilities
Other Financial Instruments
Futures Contracts	1,175,733	2,911,700	—
Swap Agreements	—	16,060,478	—
Forward Foreign Currency Exchange Contracts	—	4,734,391	—
	1,175,733	23,706,569	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
June 30, 2018

Short-Term Government - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES AND EQUIVALENTS — 44.9%
Iraq Government AID Bond, 2.15%, 1/18/22	700,000	688,617
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	759,920	743,054
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	2,153,500	2,134,541
U.S. Treasury Notes, VRN, 1.98%, 7/2/18, resets daily off the 3-month USBMMY plus 0.07%	7,000,000	7,006,020
U.S. Treasury Notes, 1.125%, 1/31/19	2,700,000	2,683,389
U.S. Treasury Notes, 1.75%, 9/30/19	4,500,000	4,462,734
U.S. Treasury Notes, 1.375%, 1/15/20(1)	600,000	589,957
U.S. Treasury Notes, 1.50%, 5/31/20	6,900,000	6,767,795
U.S. Treasury Notes, 2.50%, 5/31/20	11,000,000	10,995,488
U.S. Treasury Notes, 1.50%, 8/15/20	10,800,000	10,566,914
U.S. Treasury Notes, 1.375%, 9/15/20	5,700,000	5,556,275
U.S. Treasury Notes, 1.625%, 10/15/20	11,000,000	10,768,828
U.S. Treasury Notes, 1.875%, 12/15/20	11,600,000	11,405,836
U.S. Treasury Notes, 2.375%, 3/15/21	6,000,000	5,963,789
U.S. Treasury Notes, 2.625%, 5/15/21	5,000,000	5,000,391
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $85,782,249)		85,333,628
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 24.1%
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	168,553	169,207
FHLMC, Series 3114, Class FT, VRN, 2.42%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.35%	671,365	674,242
FHLMC, Series 3149, Class LF, VRN, 2.37%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.30%	1,684,206	1,682,365
FHLMC, Series 3200, Class FP, VRN, 2.27%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.20%	984,136	980,998
FHLMC, Series 3206, Class FE, VRN, 2.47%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.40%	562,797	564,606
FHLMC, Series 3213, Class LF, VRN, 2.29%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.22%	1,384,134	1,374,846
FHLMC, Series 3231, Class FA, VRN, 2.47%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.40%	524,129	526,047
FHLMC, Series 3301, Class FA, VRN, 2.37%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.30%	509,163	508,604
FHLMC, Series 3380, Class FP, VRN, 2.42%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.35%	616,398	614,938
FHLMC, Series 3508, Class PF, VRN, 2.92%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.85%	243,011	246,921
FHLMC, Series 3587, Class FB, VRN, 2.85%, 7/15/18, resets monthly off the 1-month LIBOR plus 0.78%	599,045	608,202
FHLMC, Series 3842, Class JB, 2.00%, 9/15/18	21,765	21,740
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	1,236,272	1,224,162
FHLMC, Series K039, Class A1, SEQ, 2.68%, 12/25/23	2,256,850	2,237,380
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	1,252,101	1,235,250
FHLMC, Series K716, Class A1, SEQ, 2.41%, 1/25/21	1,224,713	1,218,084
FHLMC, Series K718, Class A1 SEQ, 2.375%, 9/25/21	2,657,827	2,622,568
FHLMC, Series K722, Class A1, SEQ, 2.18%, 5/25/22	1,235,430	1,206,525
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	2,100,000	2,088,227
FHLMC, Series K726, Class A2, SEQ, 2.91%, 4/25/24	1,700,000	1,679,283
FHLMC, Series KF29, Class A, VRN, 2.36%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.36%	1,012,124	1,014,336
FHLMC, Series KF31, Class A, VRN, 2.37%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.37%	1,214,955	1,218,415
FHLMC, Series KF32, Class A, VRN, 2.37%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.37%	870,359	872,840
FHLMC, Series KF35, Class A, VRN, 2.35%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.35%	1,989,614	1,992,198
FHLMC, Series KIR1, Class A1 SEQ, 2.45%, 3/25/26	3,141,993	3,064,087
FHLMC, Series KP03, Class A2 SEQ, 1.78%, 7/25/19	507,388	503,278
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	11,641	11,645
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	17,095	17,105
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	31,898	31,901

FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	10,119	10,112
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	24,617	24,595
FNMA, Series 2004-28, Class FE, VRN, 2.44%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.35%	2,014,705	2,013,520
FNMA, Series 2004-52, Class PF, VRN, 2.54%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.45%	34,927	34,956
FNMA, Series 2006-11, Class FA, VRN, 2.39%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.30%	554,723	555,341
FNMA, Series 2006-60, Class KF, VRN, 2.39%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.30%	1,144,028	1,142,658
FNMA, Series 2006-72, Class TE, VRN, 2.39%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.30%	625,463	626,298
FNMA, Series 2008-9, Class FA, VRN, 2.59%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.50%	1,748,592	1,764,444
FNMA, Series 2009-33, Class FB, VRN, 2.91%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.82%	734,171	751,548
FNMA, Series 2009-89, Class FD, VRN, 2.69%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.60%	366,084	369,521
FNMA, Series 2010-12, Class AC SEQ, 2.50%, 12/25/18	908	907
FNMA, Series 2015-M12, Class FA, VRN, 2.29%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.34%	1,355,143	1,354,692
FNMA, Series 2015-M13, Class ASQ2, SEQ, 1.65%, 9/25/19	566,322	563,492
FNMA, Series 2015-M8, Class FA, VRN, 2.12%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.17%	718,981	718,667
FNMA, Series 2016-11, Class FB, VRN, 2.46%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.55%	738,552	744,027
FNMA, Series 2016-M13, Class FA, VRN, 2.62%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.67%	865,364	869,064
FNMA, Series 2016-M2, Class FA, VRN, 2.80%, 7/25/18, resets monthly off the 1-month LIBOR plus 0.85%	890,002	896,703
GNMA, Series 2010-14, Class QF, VRN, 2.54%, 7/16/18, resets monthly off the 1-month LIBOR plus 0.45%	982,756	986,361
GNMA, Series 2012-105, Class FE, VRN, 2.38%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.30%	1,401,462	1,404,158
GNMA, Series 2016-68, Class MF, VRN, 2.28%, 7/20/18, resets monthly off the 1-month LIBOR plus 0.30%	828,326	828,474
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,292,829)		45,869,538
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 10.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(3) — 10.2%
FHLMC, VRN, 2.07%, 7/15/18	565,688	565,736
FHLMC, VRN, 2.31%, 7/15/18	407,012	401,161
FHLMC, VRN, 2.37%, 7/15/18	480,161	477,060
FHLMC, VRN, 2.375%, 7/15/18	8,984	8,954
FHLMC, VRN, 2.46%, 7/15/18	535,182	544,434
FHLMC, VRN, 2.59%, 7/15/18	411,180	410,072
FHLMC, VRN, 2.66%, 7/15/18	873,586	918,673
FHLMC, VRN, 2.85%, 7/15/18	557,016	554,543
FHLMC, VRN, 3.08%, 7/15/18	452,846	454,368
FHLMC, VRN, 3.18%, 7/15/18	523,247	526,512
FHLMC, VRN, 3.33%, 7/15/18	121,076	127,537
FHLMC, VRN, 3.39%, 7/15/18	1,486,706	1,554,428
FHLMC, VRN, 3.44%, 7/15/18	120,079	124,610
FHLMC, VRN, 3.50%, 7/15/18	138,175	143,337
FHLMC, VRN, 3.63%, 7/15/18	365,321	385,572
FHLMC, VRN, 3.63%, 7/15/18	206,577	218,087
FHLMC, VRN, 3.75%, 7/15/18	71,135	75,081
FHLMC, VRN, 3.79%, 7/15/18	540,967	557,985
FHLMC, VRN, 3.96%, 7/15/18	3,107	3,103
FHLMC, VRN, 4.08%, 7/15/18	155,198	159,441
FHLMC, VRN, 4.13%, 7/15/18	83,045	87,349
FHLMC, VRN, 4.13%, 7/15/18	18,983	19,026
FHLMC, VRN, 4.23%, 7/15/18	68,551	72,150
FNMA, VRN, 2.37%, 7/25/18	270,591	270,681
FNMA, VRN, 2.62%, 7/25/18	546,945	544,532
FNMA, VRN, 2.62%, 7/25/18	1,127,744	1,161,088
FNMA, VRN, 2.70%, 7/25/18	1,041,599	1,036,552
FNMA, VRN, 2.73%, 7/25/18	928,796	931,122

FNMA, VRN, 2.79%, 7/25/18	602,348	602,757
FNMA, VRN, 2.79%, 7/25/18	510,715	509,069
FNMA, VRN, 2.80%, 7/25/18	275,902	289,297
FNMA, VRN, 2.99%, 7/25/18	484,252	487,903
FNMA, VRN, 3.18%, 7/25/18	443,560	443,732
FNMA, VRN, 3.19%, 7/25/18	419,298	418,693
FNMA, VRN, 3.19%, 7/25/18	468	469
FNMA, VRN, 3.25%, 7/25/18	343,107	346,551
FNMA, VRN, 3.33%, 7/25/18	796,671	808,798
FNMA, VRN, 3.40%, 7/25/18	208,956	216,589
FNMA, VRN, 3.44%, 7/25/18	241,699	248,203
FNMA, VRN, 3.45%, 7/25/18	392,334	404,817
FNMA, VRN, 3.48%, 7/25/18	471,761	489,593
FNMA, VRN, 3.49%, 7/25/18	28,306	28,494
FNMA, VRN, 3.50%, 7/25/18	105	105
FNMA, VRN, 3.50%, 7/25/18	405,158	425,244
FNMA, VRN, 3.54%, 7/25/18	454,607	471,504
FNMA, VRN, 3.56%, 7/25/18	40,288	42,150
FNMA, VRN, 3.56%, 7/25/18	43,603	45,077
FNMA, VRN, 3.59%, 7/25/18	6,133	6,375
FNMA, VRN, 3.61%, 7/25/18	168,098	172,818
FNMA, VRN, 3.66%, 7/25/18	316,011	327,740
FNMA, VRN, 3.72%, 7/25/18	244,578	253,356
FNMA, VRN, 3.83%, 7/25/18	3,393	3,383
FNMA, VRN, 3.95%, 7/25/18	11,575	11,620
FNMA, VRN, 6.03%, 7/25/18	411	397
GNMA, VRN, 3.625%, 7/20/18	4,491	4,507
GNMA, VRN, 4.00%, 7/20/18	11,551	11,454
		19,403,889
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FNMA, 7.00%, 5/1/32	69,379	73,183
FNMA, 7.00%, 5/1/32	99,008	107,593
FNMA, 7.00%, 6/1/32	10,499	10,733
FNMA, 7.00%, 6/1/32	65,797	70,456
FNMA, 7.00%, 8/1/32	20,770	20,837
GNMA, 9.50%, 11/20/19	549	550
		283,352
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $19,822,908)		19,687,241
U.S. GOVERNMENT AGENCY SECURITIES — 6.4%
FHLB, 2.375%, 3/30/20	1,600,000	1,595,398
FHLMC, 1.50%, 1/17/20	2,000,000	1,969,536
FHLMC, 2.50%, 4/23/20	500,000	499,391
FNMA, 1.00%, 8/28/19	2,700,000	2,656,425
FNMA, 1.00%, 10/24/19	1,800,000	1,766,095
FNMA, 1.50%, 2/28/20	1,600,000	1,573,216
FNMA, 2.50%, 4/13/21	2,100,000	2,089,567
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $12,291,260)		12,149,628
TEMPORARY CASH INVESTMENTS — 14.3%
Federal Home Loan Bank Discount Notes, 1.66%, 7/2/18(4)	999,000	999,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	50,252	50,252
U.S. Treasury Bills, 2.07%, 2/28/19(4)	22,000,000	21,685,746

U.S. Treasury Bills, 2.34%, 6/20/19(4)	4,500,000	4,400,939
TOTAL TEMPORARY CASH INVESTMENTS (Cost $27,151,186)		27,135,937
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $191,340,432)		190,175,972
OTHER ASSETS AND LIABILITIES†		(63,894)
TOTAL NET ASSETS — 100.0%		$190,112,078

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	200	September 2018	$40,000,000	$42,365,625	$21,427

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	133	September 2018	$13,300,000	$15,111,086	$(59,042)
U.S. Treasury 10-Year Notes	23	September 2018	$2,300,000	2,764,312	(14,786)
				$17,875,398	$(73,828)

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $118,755.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities and Equivalents	—	85,333,628	—
Collateralized Mortgage Obligations	—	45,869,538	—
U.S. Government Agency Mortgage-Backed Securities	—	19,687,241	—
U.S. Government Agency Securities	—	12,149,628	—
Temporary Cash Investments	50,252	27,085,685	—
	50,252	190,125,720	—
Other Financial Instruments
Futures Contracts	21,427	—	—

Liabilities
Other Financial Instruments
Futures Contracts	73,828	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 23, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 23, 2018